Receivables And Related Allowances (Schedule Of Percent Of Customers By State) (Details)	12 Months Ended
Dec. 31, 2011
Arizona [Member]
Receivables And Related Allowances [Line Items]
Percent of customers by state	54.00%
Nevada [Member]
Receivables And Related Allowances [Line Items]
Percent of customers by state	36.00%
California [Member]
Receivables And Related Allowances [Line Items]
Percent of customers by state	10.00%